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April 6, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Northern Institutional Funds
     Post-Effective Amendment No. 55
     (File Nos. 2-80543 and 811-03605)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Northern Institutional Funds (the "Trust"), transmitted herewith, please accept this letter as certification that the following: (i) Northern Institutional Funds Equity Portfolios Prospectus; (ii) Northern Institutional Funds Fixed Income Portfolios Prospectus; (iii) Northern Institutional Funds Money Market Portfolios - Shares Prospectus; (iv) Northern Institutional Funds Money Market Portfolios - Service & Premier Shares Prospectus; (v) Northern Institutional Funds Prime Obligations Portfolio Prospectus; (vi) Northern Institutional Funds Equity, Fixed Income and Money Market Portfolios combination Statement of Additional Information; and (vii) Northern Institutional Funds Prime Obligations Portfolio Statement of Additional Information for the Trust, each dated April 1, 2005, do not differ from such Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 55 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 30, 2005 (Accession No. 0001193125-05-065102).

        Please do not hesitate to contact the undersigned at (617) 338-4434 if you have any questions.

Yours truly,

/s/  Suzanne Vecchi
------------------------------------
     Suzanne Vecchi

cc:     Michael Phillips, Esq.
        Jeffrey A. Dalke, Esq.
        Diana McCarthy, Esq.
        Lori V. O'Shaughnessy, Esq.